                                ING EQUITY TRUST
                          ING Disciplined LargeCap Fund

                     Supplement Dated January 6, 2005 to the
  Class A, Class B, Class C, and Class M Prospectus and the Class I Prospectus
                          Each Dated September 30, 2005


     Effective December 2005, Omar Aguilar replaced Hugh Whelan as Portfolio Manager to ING Disciplined LargeCap Fund. Effective December 2005, all references to Hugh Whelan or Hugh T.M. Whelan are deleted and replaced with Omar Aguilar.

     The second paragraph of the sub-sections entitled "ING Disciplined LargeCap Fund," under the section entitled "Management of the Funds - Sub-Advisers," on page 48 of the Class A, Class B, Class C, and Class M Prospectus and on pages 34 and 35 of the Class I Prospectus, respectively, and is hereby deleted and replaced with the following:

     Omar Aguilar, Ph.D. has co-managed ING Disciplined LargeCap Fund since December 2005. He has been with ING IM since July 2004 and is Head of Quantitative Equity Research. Dr. Aguilar previously served as head of Lehman Brothers' quantitative research for their alternative investment management business since 2002. Prior to that, Dr. Aguilar was director of quantitative research and a portfolio manager with Merrill Lynch Investment Management since 1999.


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                                ING EQUITY TRUST
                          ING Disciplined LargeCap Fund

                     Supplement Dated January 6, 2005 to the
        Class A, Class B, Class C, Class I, Class M, Class O and Class Q
                   Statement of Additional Information ("SAI")
                            Dated September 30, 2005


     Effective December 2005, Omar Aguilar replaced Hugh Whelan as Portfolio Manager to ING Disciplined LargeCap Fund. Effective December 2005, all references to Hugh Whelan or Hugh T.M. Whelan are deleted and replaced with Omar Aguilar.

     The tables, and the footnotes thereto, in the sub-sections entitled "Other Accounts Managed" and "Ownership of Securities" under the section entitled "Portfolio Managers" on pages 45 and 47, respectively, of the Class A, Class B, Class C, Class I, Class M, Class O and Class Q SAI are deleted in their entirety and replaced with the following:

     OTHER ACCOUNTS MANAGED

     The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager:

                                  REGISTERED INVESTMENT            OTHER POOLED INVESTMENT
                                        COMPANIES                          VEHICLES                         OTHER ACCOUNTS
                             -------------------------------   -------------------------------   ----------------------------------
                              NUMBER OF                         NUMBER OF                         NUMBER OF
PORTFOLIO MANAGER             ACCOUNTS       TOTAL ASSETS       ACCOUNTS       TOTAL ASSETS       ACCOUNTS          TOTAL ASSETS
-------------------------    ----------   ------------------   ----------   ------------------   ----------      ------------------
Omar Aguilar(1)                  68       $    8,006,205,084       15       $    3,118,739,255       25(2)       $    5,316,819,520
Jeff Bianchi(3)                   4       $      756,724,512        3       $      416,960,399       65          $    2,101,083,415
Douglas E. Cote(3)               52       $   11,583,269,926       18       $    3,337,073,432       53          $    4,026,157,871
Mary Ann Fernandez(3)            45       $    7,478,001,384        0                      N/A        0                         N/A
James Kauffmann(3)               50       $    7,485,038,089       15       $    1,816,829,588       26(4)       $    7,632,807,929
Robert M. Kloss(3)                2       $      317,259,548        0                      N/A        0                         N/A
Scott Lewis(3)                    4       $      622,590,273        2       $      200,626,125        1          $       43,532,272
Shiv Mehta(3)                    45       $    7,478,001,384        0                      N/A        0                         N/A
Steven L. Rayner(3)               2       $      317,259,548        0                      N/A        0                         N/A
Anuradha Sahai(3)                 2       $      171,100,782        0                      N/A        0                         N/A
Steve Salopek(3)                  4       $      946,900,177        0                      N/A        0                         N/A
Richard Welsh(3)                  4       $      756,724,512        3       $      416,960,399       65          $    2,101,083,415
James A. Vail(3)                  6       $      472,490,467        0                      N/A        2          $        8,392,185

     (1)  As of September 30, 2005.
     (2) Four of these accounts, with total assets of $764,300,730 have an advisory fee that is also based on the performance of the account.
     (3)  As of May 31, 2005.
     (4) One of these accounts, with total assets of $159,525,132 has an advisory fee that is also based on the performance of the account.

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     OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the fund owned by each team member, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans:

         PORTFOLIO MANAGER                  FUND                   DOLLAR RANGE OF FUND SHARES OWNED
     ------------------------  ------------------------------   --------------------------------------
     Omar Aguilar(1)                        None                                  None
     David C. Campbell(2)                   None                                  N/A
     Douglas E. Cote(2)                     None                                  N/A
     Mary Ann Fernandez(2)                  None                                  N/A
     James Kauffmann(2)                     None                                  N/A
     Robert M. Kloss(2)                     None                                  N/A
     Scott Lewis(2)                         None                                  N/A
     Shiv Mehta(2)                          None                                  N/A
     Matthew S. Price(2)        ING Financial Services Fund               $10,001 - $50,000
     Steven L. Rayner(2)        ING Financial Services Fund               $10,001 - $50,000
     Anuradha Sahai(2)              ING Convertible Fund                     $1 - $10,000
     James A. Vail(2)                      None                                   N/A

     (1)  As of September 30, 2005.
     (2)  As of May 31, 2005.


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